Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	R 10,063	R 13,297
Post-retirement obligations, Current	553	497
Post-retirement obligations, Total	10,616	13,794
Post-retirement assets, Non-current	(633)	(591)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,528	3,474
Post-retirement obligations, Current	276	239
Post-retirement obligations, Total	3,804	3,713
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(633)	(591)
Post-retirement assets, Total	(633)	(591)
Net pension obligations, Non-current	5,902	9,232
Net pension obligations, Current	277	258
Net pension obligations, Total	6,179	9,490
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,300	3,238
Post-retirement obligations, Current	256	218
Post-retirement obligations, Total	3,556	3,456
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(64)	(46)
Post-retirement assets, Total	(64)	(46)
Net pension obligations, Total	(64)	(46)
United States | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	228	236
Post-retirement obligations, Current	20	21
Post-retirement obligations, Total	248	257
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	6,535	9,823
Post-retirement obligations, Current	277	258
Post-retirement obligations, Total	6,812	10,081
Post-retirement assets, Non-current	(569)	(545)
Post-retirement assets, Total	(569)	(545)
Net pension obligations, Total	R 6,243	R 9,536